Consolidated Statements of Shareholders' Equity (USD $) In Millions, except Share data	Total	Common Stock	Retained Earnings	Accumulated Other Comprehensive Loss
Balance as of at Apr. 29, 2011	$ 15,968	$ 107	$ 16,085	$ (224)
Balance (shares) as of at Apr. 29, 2011		1,070,000,000
Net earnings	3,617		3,617
Other comprehensive income (loss)	(249)			(249)
Dividends to shareholders	(1,021)		(1,021)
Issuance of common stock under stock purchase and award plans	96	0	96
Issuance of common stock under stock purchase and award plans, shares		4,000,000
Repurchase of common stock	(1,440)	(3)	(1,437)
Repurchase of common stock, shares		(37,000,000)
Tax benefit (deficit) from exercise of stock-based awards	(19)		(19)
Stock-based compensation	161		161
Balance as of at Apr. 27, 2012	17,113	104	17,482	(473)
Balance (shares) as of at Apr. 27, 2012		1,037,000,000
Net earnings	3,467		3,467
Other comprehensive income (loss)	(19)			(19)
Dividends to shareholders	(1,055)		(1,055)
Issuance of common stock under stock purchase and award plans	267	1	266
Issuance of common stock under stock purchase and award plans, shares		10,000,000
Repurchase of common stock	(1,247)	(3)	(1,244)
Repurchase of common stock, shares		(31,000,000)
Tax benefit (deficit) from exercise of stock-based awards	(7)		(7)
Stock-based compensation	152		152
Balance as of at Apr. 26, 2013	18,671	102	19,061	(492)
Balance (shares) as of at Apr. 26, 2013	1,016,014,005	1,016,000,000
Net earnings	3,065		3,065
Other comprehensive income (loss)	(105)			(105)
Dividends to shareholders	(1,116)		(1,116)
Issuance of common stock under stock purchase and award plans	1,307	3	1,304
Issuance of common stock under stock purchase and award plans, shares		31,000,000
Repurchase of common stock	(2,553)	(5)	(2,548)
Repurchase of common stock, shares		(48,000,000)
Tax benefit (deficit) from exercise of stock-based awards	29		29
Stock-based compensation	145		145
Balance as of at Apr. 25, 2014	$ 19,443	$ 100	$ 19,940	$ (597)
Balance (shares) as of at Apr. 25, 2014	998,999,125	999,000,000